Maturities of Debt Securities Classified as Available-for-Sale (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Carrying amount
Due within 1 year
Due after 1 year through 5 years	4	4
Due after 5 years through 10 years
Due after 10 years
Total	4	4
Fair Value
Due within 1 year
Due after 1 year through 5 years	4	4
Due after 5 years through 10 years
Due after 10 years
Total	¥ 4	¥ 4